Loans, Impaired Loans, and Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 743,255	$ 704,673
Allowance for loan losses	8,290	4,447
Loans and acceptances, net of allowance	734,965	700,226
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	252,219	235,640
Allowance for loan losses	302	110
Loans and acceptances, net of allowance	251,917	235,530
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	172,835	181,825
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	66,601	44,236
Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,690	6,250
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,563	2,784
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	530	545
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	185,460	180,334
Allowance for loan losses	2,019	1,249
Loans and acceptances, net of allowance	183,441	179,085
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	78,377	93,554
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	60,709	47,851
Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	31,725	28,455
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,278	10,024
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	371	450
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	32,334	36,564
Allowance for loan losses	2,554	1,575
Loans and acceptances, net of allowance	29,780	34,989
Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,965	7,236
Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,156	10,889
Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,235	11,493
Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,879	6,823
Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	99	123
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	273,242	252,135
Allowance for loan losses	3,415	1,513
Loans and acceptances, net of allowance	269,827	250,622
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	982	730
Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	120,356	111,844
Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	138,327	133,803
Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,577	5,758
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	603,775	562,344
Allowance for off-balance sheet credit instruments	1,087	585
Total off-balance sheet credit instruments, net of allowance	602,688	561,759
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	667,066	681,531
Allowance for loan losses	2,544	2,122
Loans and acceptances, net of allowance	664,522	679,409
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	226,373	232,517
Allowance for loan losses	32	28
Loans and acceptances, net of allowance	226,341	232,489
Stage 1 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	169,710	181,748
Stage 1 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	56,663	43,988
Stage 1 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		5,817
Stage 1 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		964
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	168,321	174,026
Allowance for loan losses	567	690
Loans and acceptances, net of allowance	167,754	173,336
Stage 1 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	77,178	92,601
Stage 1 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	59,349	46,878
Stage 1 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	28,094	27,576
Stage 1 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,700	6,971
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	24,867	34,011
Allowance for loan losses	624	732
Loans and acceptances, net of allowance	24,243	33,279
Stage 1 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,916	7,188
Stage 1 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,027	10,807
Stage 1 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,431	11,218
Stage 1 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,493	4,798
Stage 1 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	247,505	240,977
Allowance for loan losses	1,321	672
Loans and acceptances, net of allowance	246,184	240,305
Stage 1 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	120,106	111,763
Stage 1 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	126,509	128,263
Stage 1 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	890	951
Stage 1 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	586,345	554,280
Allowance for off-balance sheet credit instruments	381	293
Total off-balance sheet credit instruments, net of allowance	585,964	553,987
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	72,800	19,797
Allowance for loan losses	4,902	1,579
Loans and acceptances, net of allowance	67,898	18,218
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	24,873	2,212
Allowance for loan losses	205	26
Loans and acceptances, net of allowance	24,668	2,186
Stage 2 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,125	77
Stage 2 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,938	248
Stage 2 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,690	433
Stage 2 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,120	1,454
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16,130	5,240
Allowance for loan losses	1,265	384
Loans and acceptances, net of allowance	14,865	4,856
Stage 2 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,199	953
Stage 2 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,360	973
Stage 2 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,631	879
Stage 2 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,940	2,435
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,162	2,075
Allowance for loan losses	1,726	521
Loans and acceptances, net of allowance	5,436	1,554
Stage 2 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	49	48
Stage 2 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	129	82
Stage 2 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	804	275
Stage 2 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,180	1,670
Stage 2 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	24,635	10,270
Allowance for loan losses	1,706	648
Loans and acceptances, net of allowance	22,929	9,622
Stage 2 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	250	81
Stage 2 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,818	5,540
Stage 2 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,567	4,649
Stage 2 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	17,286	7,956
Allowance for off-balance sheet credit instruments	672	277
Total off-balance sheet credit instruments, net of allowance	16,614	7,679
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,389	3,345
Allowance for loan losses	844	746
Loans and acceptances, net of allowance	2,545	2,599
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	973	911
Allowance for loan losses	65	56
Loans and acceptances, net of allowance	908	855
Stage 3 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	443	366
Stage 3 [member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	530	545
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,009	1,068
Allowance for loan losses	187	175
Loans and acceptances, net of allowance	822	893
Stage 3 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	638	618
Stage 3 [member] | Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	371	450
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	305	478
Allowance for loan losses	204	322
Loans and acceptances, net of allowance	101	156
Stage 3 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	206	355
Stage 3 [member] | Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	99	123
Stage 3 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,102	888
Allowance for loan losses	388	193
Loans and acceptances, net of allowance	714	695
Stage 3 [member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	982	730
Stage 3 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	120	158
Stage 3 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	144	108
Allowance for off-balance sheet credit instruments	34	15
Total off-balance sheet credit instruments, net of allowance	110	93
Retail exposures [member] | Off-balance sheet credit risks [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	200,950	228,489
Retail exposures [member] | Off-balance sheet credit risks [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	79,572	67,815
Retail exposures [member] | Off-balance sheet credit risks [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	36,631	13,481
Retail exposures [member] | Off-balance sheet credit risks [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	5,029	2,723
Retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	200,226	227,757
Retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	78,448	67,245
Retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	35,187	13,204
Retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,004	1,869
Retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	724	732
Retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,124	570
Retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,444	277
Retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	3,025	854
Non retail exposures [member] | Off-balance sheet credit risks [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	144	108
Non retail exposures [member] | Off-balance sheet credit risks [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	194,182	179,650
Non retail exposures [member] | Off-balance sheet credit risks [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	82,833	67,950
Non retail exposures [member] | Off-balance sheet credit risks [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	4,434	2,128
Non retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	194,182	179,650
Non retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	76,280	64,553
Non retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	18	2
Non retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	6,553	3,397
Non retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	4,416	2,126
Non retail exposures [member] | Stage 3 [member] | Off-balance sheet credit risks [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 144	$ 108